SHARE-BASED PAYMENT - Changes in outstanding share options (Details)	6 Months Ended
	Jun. 30, 2026 Options $ / shares	Jun. 30, 2025 Options $ / shares
Number of options
Options at beginning of year | Options	3,890,646	4,197,242
Granted | Options	310,060	11,420
Exercised | Options	(198,618)	(487,808)
Forfeited | Options	(532,397)	(170,703)
Options outstanding at end of year | Options	3,469,691	3,550,151
Options exercisable at end of year | Options	2,457,738	2,854,560
Weighted average exercise price
Options at beginning of year | $ / shares	$ 4.13	$ 3.35
Granted | $ / shares	9.68	0.01
Exercised | $ / shares	1.02	1.08
Forfeited | $ / shares	4.05	4.13
Options outstanding at end of year | $ / shares	4.8	3.62
Options exercisable at end of year | $ / shares	$ 3.87	$ 3.59